Accounts Receivable, Net - Provisions for Losses on Accounts Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE NET CURRENT [Abstract]
Balance at Beggining of Year	$ (971)	$ (2,652)	$ (2,144)
(Charges to Expenses)/ Amount Recovered	52	(548)	(567)
Amount Utilized	0	2,229	59
Balance at End of Year	$ (919)	$ (971)	$ (2,652)